Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %		09/30/2025	12/31/2024
Cash and banks (1)	4.43%		12,304,105	6,596,510

Cash equivalents
Local currency
Fixed-term deposits (compromised)	101.80	% of CDI	1,121,685	2,422,308

Foreign currency
Fixed-term deposits (2)	4.99%		2,413,076
			15,838,866	9,018,818